Income Taxes Income Taxes - Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Income Tax Disclosure [Abstract]
Deferred income taxes (current assets)	$ 456	$ 590
Other assets	163	193
Accrued and other current liabilities	(5)	(6)
Deferred income taxes (non-current liabilities)	(605)	(828)
Net deferred tax asset (liability)	$ 9	$ (51)